Income tax expenses- Reconciliations (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2016 CNY (¥) ¥ / shares	Mar. 31, 2015 CNY (¥) ¥ / shares
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Income before income tax and share of results of equity investees	$ 8,721	¥ 60,029	¥ 81,468	¥ 32,326
Income tax computed at statutory EIT rate (25%)		15,007	20,367	8,082
Effect of different tax rates available to different jurisdictions		(772)	(869)	33
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC		(10,507)	(6,680)	(5,881)
Non deductible expenses and non taxable income, net		6,090	(4,994)	3,368
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC		(1,694)	(1,205)	(1,096)
Withholding tax on the earnings remitted and anticipated to be remitted		3,009	1,573	1,898
Change in valuation allowance, deduction of certain share-based compensation expense and others		2,643	257	12
Income tax expenses	$ 2,002	¥ 13,776	¥ 8,449	¥ 6,416
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax deduction, percentage of the research and development expenses incurred	50.00%	50.00%	50.00%	50.00%
PRC
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares		¥ 4.21	¥ 2.72	¥ 2.57